BORROWINGS (Borrowings by currency) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,221,907	$ 1,218,635
Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	2,075,276	813,709
Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	1,146,631	404,926
United States of America, Dollars | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	2,061,106	790,772
United States of America, Dollars | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	791,158	141,889
Argentina, Pesos | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	2,377	0
Argentina, Pesos | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	328,060	234,576
Colombia, Pesos | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	11,793	23,520
Colombia, Pesos | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	18,500	19,163
Guatemala, Quetzales | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,913	$ 8,715